INTANGIBLE ASSETS AND GOODWILL (Intangible assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2018	Dec. 31, 2017
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 401,605	$ 401,605
Balance, end of period	393,573	401,605
Carrying amount	401,605	401,605
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	561,810	490,457
Additions	19,465	2,852
Additions through business acquisitions		70,358
Balance, end of period	580,306	561,810
Carrying amount	561,810	490,457
Disposals, intangible assets other than goodwill	969	1,857
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(160,205)	(136,236)
Amortization	27,339	25,594
Balance, end of period	(186,733)	(160,205)
Carrying amount	(160,205)	(136,236)
Disposals, intangible assets other than goodwill	(811)	(1,625)
Customer contracts and customer relationships
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		149,017
Balance, end of period	135,425
Carrying amount	135,425	149,017
Customer contracts and customer relationships | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	224,489	205,531
Additions	0	0
Additions through business acquisitions		18,958
Balance, end of period	224,489	224,489
Carrying amount	224,489	205,531
Disposals, intangible assets other than goodwill	0	0
Customer contracts and customer relationships | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(75,472)	(62,185)
Amortization	13,592	13,287
Balance, end of period	(89,064)	(75,472)
Carrying amount	(75,472)	(62,185)
Disposals, intangible assets other than goodwill	0	0
License agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		10,464
Balance, end of period	11,994
Carrying amount	11,994	10,464
License agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	59,498	59,498
Additions	10,102	0
Additions through business acquisitions		0
Balance, end of period	69,600	59,498
Carrying amount	59,498	59,498
Disposals, intangible assets other than goodwill	0	0
License agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(49,034)	(42,586)
Amortization	8,572	6,448
Balance, end of period	(57,606)	(49,034)
Carrying amount	(49,034)	(42,586)
Disposals, intangible assets other than goodwill	0	0
Computer software
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		17,060
Balance, end of period	21,790
Carrying amount	21,790	17,060
Computer software | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	49,771	48,776
Additions	9,363	2,852
Additions through business acquisitions		0
Balance, end of period	58,255	49,771
Carrying amount	49,771	48,776
Disposals, intangible assets other than goodwill	879	1,857
Computer software | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(32,711)	(29,528)
Amortization	4,475	4,808
Balance, end of period	(36,465)	(32,711)
Carrying amount	(32,711)	(29,528)
Disposals, intangible assets other than goodwill	(721)	(1,625)
Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		0
Balance, end of period	0
Carrying amount	0	0
Non-compete agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	1,880	1,880
Additions	0	0
Additions through business acquisitions		0
Balance, end of period	1,790	1,880
Carrying amount	1,880	1,880
Disposals, intangible assets other than goodwill	90	0
Non-compete agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(1,880)	(1,812)
Amortization	0	68
Balance, end of period	(1,790)	(1,880)
Carrying amount	(1,880)	(1,812)
Disposals, intangible assets other than goodwill	(90)	0
Trademarks
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period		225,064
Balance, end of period	224,364
Carrying amount	224,364	225,064
Trademarks | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	226,172	174,772
Additions	0	0
Additions through business acquisitions		51,400
Balance, end of period	226,172	226,172
Carrying amount	226,172	174,772
Disposals, intangible assets other than goodwill	0	0
Trademarks | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(1,108)	(125)
Amortization	700	983
Balance, end of period	(1,808)	(1,108)
Carrying amount	(1,108)	(125)
Disposals, intangible assets other than goodwill	$ 0	$ 0